Intangible assets - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill impairment	€ 0	€ 0
Description to measure fair value less costs of disposal	In line with IFRS, the recoverable amount is determined as the higher of the fair value less costs of disposal and Value in Use (VIU). Fair value less costs of disposal is based on observable share prices (Level 1 inputs in the fair value hierarchy), observable Price-to-Book multiples of relevant peer banks (Level 2), or based on a discounted free cash flow model (Level 3). The VIU calculation is based on a Dividend Discount model using four year management approved plans. When estimating the VIU of a CGU, local conditions and requirements determine the capital requirements, discount rates, and terminal growth rates.
Bonds maturity year	30 years
Intangible assets	€ 1,839,000,000	1,469,000,000	[1]
Payvision [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of voting equity interests acquired	75.00%
Payvision [member] | Wholesale Banking [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Recognition of goodwill	€ 188,000,000
Makelaarsland [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of voting equity interests acquired	90.00%
Makelaarsland [Member] | Retail Netherlands [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Recognition of goodwill	€ 14,000,000
Software and other intangible assets [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	€ 624,000,000	€ 477,000,000

[1]

The amounts for the period ended 31 December 2017 have been prepared in accordance with IAS 39, the adoption of IFRS 9 led to new presentation requirements for 2018; prior period amounts have not been restated Reference is m ade to Note 1 ‘Accounting policies’ for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.